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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. January 28, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ___105_____
Form 13F Information Table Value Total: $_ 910_____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COL.  COLUMN 7        COLUMN 8
-------------------------------     --------   --------   --------   ------------------     6   -------- ---------------------
                                    TITLE OF                VALUE                         -----  OTHER             -
NAME OF ISSUER                        CLASS      CUSIP    (x$1000)                         --   MANAGERS
                                                                                          INVST
                                                                                           MT
                                                                                          DSCRE
                                                                                           TN
                                                                    SHARES/    SH/P PUT/                    VOTING AUTHORITY
                                                                    PRIN.AMT   RN   CALL
                                                                                                            SOLE    SHARE  NONE
                                                                                                                      D
ABBOTT LABORATORIES                    COM      002824100    14,000    350,000 SH         SOLE              350,000
AFFYMETRIX INC.                        COM      00826T108     4,807    210,000 SH         SOLE              210,000
AFFYMETRIX INC.                       CALL      00826T908       572     25,000       CALL
ALBEMARLE CORP                         COM      012653101     6,401    225,000 SH         SOLE              225,000
ALLTEL CORP                            COM      020039103    14,025    275,000 SH         SOLE              275,000
ALLTEL CORP                            PUT      020039953       765     15,000        PUT
AMBAC FINANCIAL GROUP, INC.            COM      023139108    22,496    400,000 SH         SOLE              400,000
AMERICAN INTL. GROUP INC.             COM      026874107    44,178    763,675 SH         SOLE              763,675
AMERICAN INTL. GROUP INC.            CALL      026874907     2,892     50,000       CALL
BJ WHOLESALE CLUB                      COM      05548J106     8,693    475,000 SH         SOLE              475,000
BMC SOFTWARE INC.                      COM      055921100     5,304    310,000 SH         SOLE              310,000
BP PLC                                ADRS      055622104    10,976    270,000 SH         SOLE              270,000
BANKNORTH GROUP, INC.                  COM      06646R107    10,712    474,000 SH         SOLE              474,000
BEA SYSTEMS INC.                       COM      073325102     4,588    400,000 SH         SOLE              400,000
BELLSOUTH CORP.                        COM      079860102    10,736    415,000 SH         SOLE              415,000
BLACK & DECKER CORP.                   COM      091797100    12,867    300,000 SH         SOLE              300,000
BLACK HILLS CORP.                      COM      092113109     9,932    374,500 SH         SOLE              374,500
BOEING CO.                             COM      097023105     9,897    300,000 SH         SOLE              300,000
BOEING CO.                             PUT      097023955       825     25,000        PUT
BRINKER INTL INC.                     COM      109641100    16,609    515,000 SH         SOLE              515,000
BRISTOL MYERS SQUIBB                   COM      110122108     7,987    345,000 SH         SOLE              345,000
CANADIAN NATIONAL RAILWAY              COM      136375102     4,459    107,300 SH         SOLE              107,300
CANADIAN NATIONAL RAILWAY              PUT      136375952     3,117     75,000        PUT
CINERGY CORP.                          COM      172474108    14,837    440,000 SH         SOLE              440,000
CISCO SYSTEMS, INC.                    COM      17275R102    22,991  1,755,000 SH         SOLE            1,755,000
CISCO SYSTEMS, INC.                   CALL      17275R902     2,620    200,000       CALL
THE COCA-COLA CO.                      COM      191216100     8,764    200,000 SH         SOLE              200,000
THE COCA-COLA CO.                      PUT      191216954     1,535     35,000        PUT
CORNING, INC.                          COM      219350105     3,873  1,170,000 SH          SOLE           1,170,000
DEAN FOODS CO.                         COM      242370104    17,712    477,400 SH          SOLE             477,400
DIAMONDCLUSTER INTER.                  COM      25278P106     1,562    497,500 SH          SOLE             497,500
DONNELLEY R R & SONS CO.               COM      257867101    10,885    500,000 SH          SOLE             500,000
DUKE ENERGY CORP                       COM      264399106     6,937    355,000 SH          SOLE             355,000
DUKE ENERGY CORP 8.25%                 PFD      264399585     6,364    400,000 SH          SOLE             400,000
ENZON PHARMACEUTICALS, INC.            COM      293904108     1,672    100,000 SH          SOLE             100,000
ERICSSON (L.M.) TELEPHONE CO.          COM      294821400     1,348    200,000 SH          SOLE             200,000
EXXON MOBIL CORP.                      COM      30231G102     4,542    130,000 SH          SOLE             130,000
FEDERAL HOME LOAN MORTGAGE CORP.       COM      313400301     9,448    160,000 SH          SOLE             160,000
FEDERAL HOME LOAN MORTGAGE CORP.      CALL      313400901       590     10,000       CALL
FEDERAL HOME LOAN MORTGAGE CORP.       PUT      313400951     1,476     25,000        PUT
GENENTECH, INC.                        COM      368710406     9,948    300,000 SH          SOLE             300,000
GENERAL ELECTRIC CO.                   COM      369604103    28,794  1,182,500 SH          SOLE           1,182,500
GENERAL ELECTRIC CO.                   PUT      369604953       365     15,000        PUT
GLAXOSMITHKLINE PLC                    COM      37733W105     9,378    250,360 SH          SOLE             250,360
HCA INC.                               COM      404119109    18,675    450,000 SH          SOLE             450,000
HCA INC                               CALL      404119909       622     15,000       CALL
HCA INC.                               PUT      404119959     2,075     50,000        PUT
HERSHEY FOODS CORP                     COM      427866108     4,720     70,000 SH          SOLE              70,000
HERSHEY FOODS CORP                     PUT      427866958     3,372     50,000        PUT
INGERSOLL-RAND CO. LTD                 COM      G4776G101     6,984    162,200 SH          SOLE             162,000
INGERSOLL-RAND CO. LTD                 PUT      G4776G951     2,906     67,500        PUT
INTEL CORP.                            COM      458140100     7,941    510,000 SH          SOLE             510,000
INVESTORS FINANCIAL SERV. CORP.        COM      461915100    13,558    495,000 SH          SOLE             495,000
INVESTORS FINANCIAL SERV. CORP.       CALL      461951900       685     25,000       CALL
JOHNSON & JOHNSON                      COM      478160104    19,336    360,000 SH          SOLE             360,000
JOHNSON & JOHNSON                     CALL      478161904       807     15,000       CALL
KEYSPAN CORP.                          COM      49337W100    14,096    400,000 SH          SOLE             400,000
LILLY (ELI) & CO.                      COM      532457108    12,065    190,000 SH          SOLE             190,000
LUCENT TECHNOLOGIES INC.               COM      549463107       504    400,000 SH          SOLE             400,000
MDU RESOURCES GROUP, INC.              COM      552690109    11,614    450,000 SH         SOLE              450,000
MDU RESOURCES GROUP, INC.              PUT      552690959       181      7,000        PUT
MELLON FINANCIAL CORP.                 COM      58551A108    10,966    420,000 SH          SOLE             420,000
3M COMPANY                             COM      88579Y101    17,879    145,000 SH          SOLE             145,000
3M COMPANY                            CALL      604059905     2,466     20,000       CALL
MURPHY OIL CORP                        PUT      626717952     5,142    120,000        PUT
NOKIA CORP. PFD                       ADRS      654902204    16,275  1,050,000 SH          SOLE           1,050,000
NORTHWESTERN CORP.                     COM      668074107     2,540    500,000 SH          SOLE             500,000
ORACLE CORP                            COM      68389X105     9,504    880,000 SH          SOLE             880,000
PEPSICO, INC.                          COM      713448108    18,577    440,000 SH          SOLE             440,000
PEPSICO, INC.                          PUT      713409950       633     15,000        PUT
PETROLEUM & RESOURCES CORP.            COM      716549100    38,091  1,985,996 SH          SOLE           1,985,996
PFIZER,INC.                            COM      717081103    14,811    484,500 SH          SOLE             484,500
PHARMACIA CORP.                        COM      71713U102    15,420    368,900 SH          SOLE             368,900
PHILADELPHIA SUBURBAN CORP             COM      718009608    18,025    875,000 SH          SOLE             875,000
PROCTER & GAMBLE CO.                   COM      742718109    14,610    170,000 SH          SOLE             170,000
PROCTER & GAMBLE CO.                  CALL      742718909       859     10,000       CALL
PROCTER & GAMBLE CO.                   PUT      742718959     2,578     30,000        PUT
PROVIDENT BANKSHARES CORP.             COM      743859100     7,743    335,021 SH          SOLE             335,021
ROHM & HAAS                            COM      775371107    12,992    400,000 SH          SOLE             400,000
ROHM & HAAS                            PUT      775371957       650     20,000        PUT
SBC COMMUNICATIONS INC.                COM      78387G103    16,130    595,000 SH          SOLE             595,000
SAFEWAY, INC.                          COM      786514208     9,694    415,000 SH          SOLE             415,000
SAPIENT CORP                           COM      803062108     2,357  1,150,000 SH          SOLE           1,150,000
SIEBEL SYSTEMS INC.                    COM      826170102     5,760    770,000 SH          SOLE             770,000
SOLECTRON CORP.                        COM      834182107     7,100  2,000,000 SH          SOLE           2,000,000
SUN MICROSYSTEMS INC.                  COM      866810104     1,602    515,000 SH          SOLE             515,000
SYMANTEC CORP 3.00% CONV SUB NOTES     PFD      871503AA6       705    500,000 SH          SOLE             500,000
SYMANTEC CORP.                         COM      871503108     8,090    200,000 SH          SOLE             200,000
SYMANTEC CORP.                        CALL      871503908       404     10,000       CALL
TECO ENERGY, INC                       COM      872375100    10,056    650,000 SH          SOLE             650,000
TECO ENERGY, INC.                     CALL      872375900     2,625    169,700       CALL
TARGET CORP                            COM      87612E106    13,800    460,000 SH          SOLE             460,000
TARGET CORP                            PUT      886547956       750     25,000        PUT
UNITED PARCEL SERVICE                  COM      911312106     5,046     80,000 SH          SOLE              80,000
UNITED PARCEL SERVICE                  PUT      911312956     1,262     20,000        PUT
UNITED TECHNOLOGIES                    COM      913017109    23,537    380,000 SH          SOLE             380,000
UNITED TECHNOLOGIES                   CALL      913017909     2,478     40,000       CALL
VERTEX PHARMACEUTICALS INC.            COM      92532F993     3,931    248,016 SH          SOLE             248,016
VODAFONE AIRTOUCH PLC                 ADRS      92857W100     8,926    492,614 SH          SOLE             492,614
WACHOVIA CORP.                         COM      929903102    13,847    380,000 SH          SOLE             380,000
WELLS FARGO & CO.                      COM      949746101    23,435    500,000 SH          SOLE             500,000
WELLS FARGO & CO.                     CALL      949746901       703     15,000       CALL
WILMINGTON TRUST CORP.                 COM      971807102    13,306    420,000 SH          SOLE             420,000
WYETH COMPANY                          COM      983024100    11,220    300,000 SH          SOLE             300,000
WYETH COMPANY                          PUT      983024950       935     25,000        PUT
                                                            910,080

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